Financial liabilities at amortized cost - payables to credit card network (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financial Liabilities At Amortized Cost Payables To Network
Payables to credit card network (i)	$ 9,755,285	$ 7,054,783
Total	$ 9,755,285	$ 7,054,783